Equity Awards and Instruments - Additional Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Aug. 28, 2020	Dec. 31, 2014	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise price reduction (USD per share)	$ 1.50
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised					$ 3,612	$ 2,179
Unrecognized compensation cost			$ 7,825		$ 11,911
Cost not yet recognized, period for recognition			1 year 10 months 24 days		2 years 7 months 6 days
Stock options exercised, intrinsic value			$ 58,502	$ 21,555	$ 22,914	$ 18,291
Expected dividend yield		0.00%	1.11%		1.38%	1.18%
Value of shares repurchased by Company after exercised by employee			$ 1,454	$ 4,952
Stock Option | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised			7,776		$ 3,612
Restricted Stock and Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, excluding options			$ 16,915
Cost not yet recognized, period for recognition			3 years 8 months 12 days